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[logo] NVESTFUNDS(SM)
Where The Best Minds Meet(R)

Nvest
MONEY MARKET FUNDS
 Back Bay Advisors, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

--------------------------------------------------------------------------------
TAXABLE MONEY MARKET FUND
 Nvest Cash Management Trust --
         Money Market Series
          Back Bay Advisors, L.P.
TAX EXEMPT MONEY MARKET FUND
 Nvest Tax Exempt
         Money Market Trust
          Back Bay Advisors, L.P.

PROSPECTUS

September 1, 1999
(as revised February 1, 2000)

                    WHAT'S INSIDE

[graphic omitted]   GOALS, STRATEGIES & RISKS
                    PAGE 2
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[graphic omitted]   FUND FEES & EXPENSES
                    PAGE 6
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[graphic omitted]   MANAGEMENT TEAM
                    PAGE 8
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[graphic omitted]   FUND SERVICES
                    PAGE 9
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[graphic omitted]   FUND PERFORMANCE
                    PAGE 18
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Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Cash Management Trust - Money Market Series ...........................  2
Nvest Tax Exempt Money Market Trust .........................................  4

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses ........................................................  6

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk .............................................................  7

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Funds' Investment Adviser and Subadviser ...........................  8

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Funds ......................................................  9
It's Easy to Open an Account ................................................  9
Buying Shares ..............................................................  10
Selling Shares .............................................................  11
Selling Shares in Writing ..................................................  12
Exchanging Shares ..........................................................  13
Restrictions on Buying, Selling and Exchanging Shares ......................  14
How Fund Shares Are Priced .................................................  15
Dividends and Distributions ................................................  16
Tax Consequences ...........................................................  16
Additional Investor Services ...............................................  17

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Cash Management Trust - Money Market Series ..........................  18
Nvest Tax Exempt Money Market Trust ........................................  19

Glossary of Terms ..........................................................  20

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] GOALS, STRATEGIES & RISKS    High    X
                  -------------------------        --------- ------ -------
                  NVEST CASH MANAGEMENT        Med.
                  TRUST -- MONEY MARKET SERIES     --------- ------ -------
                                               Low             X       X

                              TICKER SYMBOL:  CLASS A  CLASS B  CLASS C
                                              -------------------------
                                               NEMXX    NMBXX    NVCXX

ADVISER:    Nvest Funds Management, L.P. ("Nvest Management")

SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")

INVESTMENT GOAL
The Fund seeks maximum current income consistent with preservation of capital and liquidity.

INVESTMENT STRATEGIES
The Fund will invest up to 100% of its assets in high-quality, short-term, dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

x Certificates of deposit

x Bankers' acceptances or bank notes

x Securities issued or guaranteed by the U.S. government

x Commercial paper

x Repurchase agreements

x Other corporate debt obligations

x Cash

Back Bay Advisors will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

INVESTMENT RISKS
MONEY MARKET SECURITIES: Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

    Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

    An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

                                     GOALS, STRATEGIES & RISKS [graphic omitted]

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Cash Management Trust - Money Market Series. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

                (TOTAL RETURN)

1989                8.5%
1990                8.3%
1991                7.2%
1992                4.6%
1993                2.8%
1994                2.7%
1995                4.8%
1996                5.0%
1997                4.8%
1998                5.0%

/\ Highest Quarterly Return: Second Quarter 1989, up 2.32%

\/ Lowest Quarterly Return: Third Quarter 1993 , up 0.61%

+ The Fund's Class A shares total return year-to-date as of June 30, 1999 was 4.6%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended June 30, 1999)   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Nvest Cash Management Trust -
  Money Market Series:
Class A (Inception 7/10/78)                 4.6%         4.8%          4.9%

Nvest Cash Management Trust -
  Money Market Series:
Class B (Inception 9/13/93)                 4.6%         4.8%          4.5%*

Nvest Cash Management Trust -
  Money Market Series:
Class C (Inception 3/1/98)                  4.6%         4.7%*         4.7%*

*Since Inception

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(TM) 24 hours a day at 800-225-5478, press 1.

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] GOALS, STRATEGIES & RISKS    High    X
                  -------------------------        --------- ------ -------
                  NVEST TAX EXEMPT             Med.
                  MONEY MARKET TRUST               --------- ------ -------
                                               Low             X       X

                              TICKER SYMBOL:  CLASS A  CLASS B
                                              ----------------
                                               NEEXX    TEBXX

ADVISER:    Nvest Funds Management, L.P. ("Nvest Management")

SUBADVISER: Back Bay Advisors, L.P. ("Back Bay Advisors")

INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest in high-quality, short-term instruments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by states and local governments and their agencies. Unless it has adopted a temporary defensive position, it is a fundamental policy of the Fund that it will invest at least 80% of its net assets in Municipal Securities. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

x   Notes or bonds

x   Commercial paper

x When-issued securities or securities purchased from a broker-dealer with the right to sell them back at a certain time and price (a "put")

x   Variable or floating interest rate obligations

x Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations

x   Repurchase Agreements

x   Cash

Back Bay Advisors will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

INVESTMENT RISKS

    MONEY MARKET SECURITIES: Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

    The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

    An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

                                     GOALS, STRATEGIES & RISKS [graphic omitted]
                                     -------------------------
EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Tax Exempt Money Market Trust. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

                (TOTAL RETURN)

1989                5.5%
1990                5.6%
1991                4.9%
1992                3.4%
1993                2.2%
1994                2.1%
1995                3.2%
1996                3.3%
1997                3.2%
1998                3.3%

/\ Highest Quarterly Return: Second Quarter 1989, up 1.51%

\/ Lowest Quarterly Return: First Quarter 1993, up 0.48%

+ The Fund's Class A shares total return year-to-date as of June 30, 1999 was 2.8%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended June 30, 1999)  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Nvest Tax Exempt Money Market Trust -
Class A (Inception 4/21/83)                2.8%         3.2%          3.4%

Nvest Tax Exempt Money Market Trust -
Class B (Inception 9/13/93)                2.8%         3.2%*         3.0%*

*Since Inception

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(TM) 24 hours a day at 800-225-5478, press 1.

[graphic omitted]   FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

                                                         CASH MANAGEMENT TRUST --            TAX EXEMPT
                                                           MONEY MARKET SERIES            MONEY MARKET TRUST
                                                     CLASS A      CLASS B     CLASS C     CLASS A    CLASS B

 Maximum sales charge (load) imposed on purchases      None         None        None       None        None

 Maximum deferred sales charge (load)                  None*        None*       None*      None*       None*

 Redemption fees                                       None**       None**      None**     None**      None**


*   Shares of each class are sold without any sales charge. However, Class A, B and C shares may be subject t a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another Nvest Fund.
    See the section entitled "Exchanging Shares."

**  Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)

                                                         CASH MANAGEMENT TRUST --            TAX EXEMPT
                                                           MONEY MARKET SERIES            MONEY MARKET TRUST
                                                     CLASS A      CLASS B     CLASS C     CLASS A    CLASS B

Management fees                                        0.42%        0.42%       0.42%      0.40%       0.40%
 Distribution and/or service (12b-1) fees              0.00%        0.00%       0.00%      0.00%       0.00%
 Other expenses                                        0.42%        0.42%       0.42%      0.40%       0.40%
 Total annual fund operating expenses                  0.84%        0.84%       0.84%      0.80%       0.80%
 Fee Waiver                                            0.00%        0.00%       0.00%      0.15%*      0.15%*
 Net Expenses                                          0.84%        0.84%       0.84%      0.65%       0.65%

*   Nvest Management has given a binding undertaking to Nvest Tax Exempt Money Market Trust to limit the amount of the Fund's total fund operating expenses to 0.65% of the Fund's total net assets for Class A and B shares.
    This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   CASH MANAGEMENT TRUST --            TAX EXEMPT
                     MONEY MARKET SERIES            MONEY MARKET TRUST
               CLASS A      CLASS B     CLASS C     CLASS A    CLASS B
                              (1)                                (1)

1 year         $   86       $   86      $   86      $   66      $   66
3 years        $  268       $  268      $  268      $  208      $  208
5 years        $  466       $  466      $  466      $  362      $  362
10 years       $1,037       $1,037      $1,037      $  810      $  810

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

                                                                 MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices

MARKET RISK (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK (Both Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

FOREIGN RISK (Cash Management Trust - Money Market Series) A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK (Both Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

LIQUIDITY RISK (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

VALUATION RISK (Both Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK (Both Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 (Both Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems or investment markets, including investments by a Fund or the economy in general.

[graphic omitted]   MANAGEMENT TEAM
                    ---------------
                    MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Cash Management Trust - Money Market Series and Nvest Tax Exempt Money Market Trust (the "Money Market Funds" and each a "Fund"). Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds constitute the "Nvest Funds."

NVEST FUNDS MANAGEMENT, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. Back Bay Advisors makes the investment decisions for each Fund.

The combined advisory and subadvisory fees paid by the Funds for the year ended June 30, 1999, as a percentage of each Fund's average daily net assets, were 0.42% for the Cash Management Trust - Money Market Series and 0.40% for the Tax Exempt Money Market Trust.

SUBADVISER

BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for each Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $9 billion of assets as of June 30, 1999 for mutual funds and other institutional investors.

SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Funds' Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Funds' Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Funds' Board of Trustees.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                        INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS
Nvest Cash Management Trust - Money Market Series offers Class A, Class B and Class C shares to the public and Nvest Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another Nvest Fund to invest in the Money Market Funds through an exchange of shares.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                               MINIMUM TO OPEN AN
                                                MINIMUM TO       ACCOUNT USING              MINIMUM FOR
TYPE OF ACCOUNT                               OPEN AN ACCOUNT  INVESTMENT BUILDER        EXISTING ACCOUNTS

Any account other than those listed below         $2,500             $100                      $100

Accounts registered under the Uniform
Gifts to Minors Act or the Uniform                $2,000             $100                      $100
Transfers to Minors Act

Individual Retirement Accounts (IRAs)              $500              $100                      $100

Retirement plans with tax benefits such
as corporate pension, profit sharing               $250              $100                      $100
and Keogh plans

Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,                   $25                N/A                      $25
403(b)(7) and certain other
retirement plans

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:


NVEST FUNDS PERSONAL ACCESS LINE(R)      NVEST FUNDS WEB SITE
      800-225-5478, press 1               www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o view your account balances, recent transactions, Fund prices and recent performance;

o   order duplicate account statements; and

o   obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

[graphic omitted]   Fund Services
                    -------------
                    BUYING SHARES

OPENING AN ACCOUNT                               ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER

o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o The exchange must be for a minimum      o The exchange must be for a minimum
  of $1,000 or for all of your shares.      of $1,000 or for all of your shares.

o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares" for more details.
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares" for more details.

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company, ABA# 011000028, DDA#
  charge you for such a transfer.           99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o Indicate on your application that       o Please call Nvest Funds at
  you would like to begin an automatic      800-225-5478 for a Service Options
  investment plan through Investment        Form. A signature guarantee may be
  Builder and the amount of your            required to add this privilege.
  monthly investment ($100 minimum).
                                          o See the section entitled "Additional
o Send a check marked "Void" or a           Investor Services."
  deposit slip from your bank account
  along with your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY  SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]
o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK (for Class A only)
[graphic omitted]
o Select the checkwriting option on your account application and complete the attached signature card.

o To add this privilege to an existing account, call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Each check must be written for $250 or more.

o You may not close your account by withdrawal check. Please call your financial representative or Nvest Funds to close an account.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;
o   a federal savings bank, cooperative, or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The following table shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

  SELLER (ACCOUNT TYPE)                  REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE                 o The signatures on the letter must
PROPRIETORSHIP, UGMA/UTMA                 include all persons authorized to
(MINOR ACCOUNTS)                          sign, including title, if
                                          applicable.

                                        o Signature guarantee, if applicable
                                          (see above).

CORPORATE OR ASSOCIATION ACCOUNTS       o The signatures on the letter must
                                          include all persons authorized to
                                          sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS    o The signature on the letter must
                                          include all trustees authorized to
                                          sign, including title.

                                        o If the names of the trustees are not
                                          registered on the account, please
                                          provide a copy of the trust document
                                          certified within the past 60 days.

                                        o Signature guarantee, if applicable
                                          (see above).

JOINT TENANCY WHOSE CO-TENANTS          o The signatures on the letter must
ARE DECEASED                              include all surviving tenants of the
                                          account.

                                        o Copy of the death certificate.

                                        o Signature guarantee if proceeds
                                          check is issued to other than the
                                          surviving tenants.

POWER OF ATTORNEY (POA)                 o The signatures on the letter must
                                          include the attorney-in-fact,
                                          indicating such title.

                                        o A signature guarantee.

                                        o Certified copy of the POA document
                                          stating it is still in full force
                                          and effect, specifying the exact
                                          Fund and account number, and
                                          certified within 30 days of receipt
                                          of instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS      o The signature on the letter must
(EXCEPT NVEST FUNDS PROTOTYPE             include all signatures of those
DOCUMENTS)                                authorized to sign, including title.

                                        o Signature guarantee, if applicable
                                          (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS,   o The signature on the letter must
GUARDIANS, CONSERVATORS                   include those authorized to sign,
                                          including capacity.

                                        o A signature guarantee.

                                        o Certified copy of court document
                                          where signer derives authority,
                                          e.g.: Letters of Administration,
                                          Conservatorship, Letters
                                          Testamentary.*

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)   o Additional documentation and
                                          distribution forms are required.



* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the other Money Market Fund or a Nvest Fund subject to certain restrictions shown below. An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

EXCHANGE OPTIONS
CLASS A SHARES OF A MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A, B or C shares of a Money Market Fund without paying a sales charge or CDSC.

o Class A, B or C shares of a Nvest Fund plus the applicable sales charge or CDSC.

CLASS A SHARES OF A MONEY MARKET FUND PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of the other Money Market Fund without a sales charge or CDSC.

o Class A shares of a Nvest Fund without paying a sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the Nvest Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other Nvest Fund shares).

CLASS B SHARES OF A MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of the other Money Market Fund without paying a sales charge or CDSC.

o   Class B shares of a Nvest Fund subject to its CDSC schedule.

CLASS C SHARES OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES MAY EXCHANGE INTO:

o   Class C shares of a Nvest Fund subject to its CDSC schedule.

If you exchange shares of a Nvest Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Class A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may therefore apply.

[graphic omitted]   FUND SERVICES
                    -------------
                    RESTRICTIONS ON BUYING, SELLING  AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                             SITUATION

The Fund may suspend the right of       o When the New York Stock Exchange is
redemption or postpone payment for        closed (other than a
more than 7 days:                         weekend/holiday)

                                        o During an emergency

                                        o Any other period permitted by the
                                          SEC

The Fund reserves the right to suspend  o With a notice of a dispute between
account services or refuse transaction    registered owners
requests:
                                        o With suspicion/evidence of a
                                          fraudulent act

The Fund may pay the redemption price   o When it is detrimental for a Fund to
in whole or part by a distribution in     make cash payments as determined in
kind of readily marketable securities     the sole discretion of the adviser
in lieu of cash or may take up to 7       or subadviser
days to pay a redemption request in
order to raise capital:

The Fund may close your account and     o When the Fund account falls below a
send you the proceeds. You will have      set minimum (currently $1,000 as set
60 days after being notified of the       by the Funds' Board of Trustees)
Fund's intention to close your account
to increase the account to the set
minimum. This does not apply to
certain qualified retirement plans,
automatic investment plans or accounts
that have fallen below the minimum
solely because of fluctuations in a
Fund's net asset value per share:

The Fund may withhold redemption        o When redemptions are made within 10
proceeds until the check or funds have    calendar days of purchase by check
cleared:                                  or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Funds recommend that certificates be sent by registered mail.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET          TOTAL VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the New York Stock Exchange (the "Exchange") is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Funds' custodian.

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

[graphic omitted]   FUND SERVICES
                    -------------
                    DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. Each Fund declares dividends daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus an applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or Nvest Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a Nvest Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund or in the same class of a Nvest Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Funds usually do not realize a substantial amount of long-term capital gains. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

An exchange of shares for shares of another Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the Nvest Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

SPECIAL TAX CONSIDERATIONS FOR TAX EXEMPT MONEY MARKET TRUST
Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                  ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of a Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into a Nvest Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Nvest Funds or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about current yields, your current account balances, recent transactions, Fund prices and recent performance. You may also use Personal Access line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

[graphic omitted]   FUND PERFORMANCE

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A, B, C

0                                                                                    YEAR ENDED JUNE 30,
                                                             1995          1996             1997          1998(b)          1999
Net Asset Value, Beginning of the Year                    $     1.00    $     1.00       $     1.00    $     1.00       $     1.00
                                                          ----------    ----------       ----------    ----------       ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.0469        0.0482           0.0467        0.0488           0.0445
Net Realized and Unrealized Gain  on Investments              0.0000        0.0002           0.0000        0.0000           0.0000
                                                          ----------    ----------       ----------    ----------       ----------
Total From Investment Operations                              0.0469        0.0484           0.0467        0.0488           0.0445
                                                          ----------    ----------       ----------    ----------       ----------

LESS DISTRIBUTIONS
Dividends From Net Investment Income                         (0.0469)      (0.0484)(a)      (0.0465)      (0.0488)(a)      (0.0445)
Dividends From Net Realized Capital Gains                     0.0000        0.0000          (0.0002)       0.0000          (0.0000)
                                                          ----------    ----------       ----------    ----------       ----------
Total Distributions                                          (0.0469)      (0.0484)         (0.0467)      (0.0488)         (0.0445)
                                                          ----------    ----------       ----------    ----------       ----------

Net Asset Value, End of the Year                          $1.0000       $   1.0000       $   1.0000    $   1.0000           1.0000
                                                          ==========    ==========       ==========    ==========       ==========

TOTAL RETURN (%)                                                 4.8           5.0              4.8           5.0              4.6

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(%)            0.88          0.90             0.88          0.84             0.84
Ratio of Net Investment Income to Average Net Assets(%)         4.67          4.85             4.66          4.88             4.46
Net Assets, End of Year (000,000)                         $      650    $      664       $      699    $      607       $      665

(a) Including net realized gain on investments.
(b) Class C shares commenced operations March 1, 1998.

Fund Performance [graphic omitted]

Nvest Tax Exempt Money Market Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A AND B

                                                                                  YEAR ENDED JUNE 30,
                                                             1995          1996          1997             1998         1999
Net Asset Value, Beginning of the Year                    $     1.00    $     1.00    $     1.00       $     1.00    $     1.00
                                                          ----------    ----------    ----------       ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.0314        0.0327        0.0314           0.0323        0.0276
Net Realized and Unrealized Gain  on Investments              0.0000        0.0000        0.0001           0.0000        0.0000
                                                          ----------    ----------    ----------       ----------    ----------
Total From Investment Operations                              0.0314        0.0327        0.0315           0.0323        0.0276
                                                          ----------    ----------    ----------       ----------    ----------


LESS DISTRIBUTIONS
Dividends From Net Investment Income                         (0.0314)      (0.0327)      (0.0315)(a)      (0.0323)
                                                                                                                        (0.0276)
                                                          ----------    ----------    ----------       ----------    ----------
Total Distributions                                          (0.0314)      (0.0327)      (0.0315)         (0.0323)      (0.0276)
                                                          ----------    ----------    ----------       ----------    ----------
Net Asset Value, End of the Year                          $   1.0000    $   1.0000    $   1.0000       $   1.0000         1.000
                                                          ==========    ==========    ==========       ==========    ==========

TOTAL RETURN(%)                                                  3.2           3.3           3.2              3.3           2.8

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(%)(b)         0.56          0.56          0.56             0.60          0.65
Ratio of Net Investment Income to Average Net Assets(%)         3.15          3.29          3.17             3.23          2.76
Net Assets, End of Year(000,000)                          $       68    $       65    $       68       $       74    $       85

(a) Including net realized gain on investments.

(b) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation and voluntary fee waiver described in Note 3 to the financial statements contained in the SAI would have been 0.85% for 1995, 0.90% for
    1996, 0.85% for 1997, 0.85% for 1998 and 0.80% for 1999.

GLOSSARY OF TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                    NOTES --

                                [graphic omitted]

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUNDS, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

               ANNUAL AND SEMIANNUAL REPORTS -- Provide additional
                 information about the Fund's investments. Each
             report includes a discussion of the market conditions
            and investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

              STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides
               more detailed information about the Fund, has been
                filed with the Securities and Exchange Commission
             and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
                   Public Reference Room of the Securities and
                    Exchange Commission. Text-only copies are
                  available free from the Commission's Web site
                                at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                         NVEST FUNDS MONEY MARKET FUNDS

                          Nvest Cash Management Trust -
                               Money Market Series

                       Nvest Tax Exempt Money Market Trust

                   (Investment Company Act File No. 811-4323)
                   (Investment Company Act File No. 811-242)
--------------------------------------------------------------------------------
                                   XM51-0200

--------------------------------------------------------------------------------
[logo] NVESTFUNDS(SM)
Where The Best Minds Meet(R)

Nvest
CASH MANAGEMENT TRUST --
 MONEY MARKET SERIES
 CLASS Y SHARES
Back Bay Advisors, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS
September 1, 1999
(as revised February 1, 2000)

                    WHAT'S INSIDE

[graphic omitted]   GOALS, STRATEGIES & RISKS
                    PAGE 2
--------------------------------------------------------------------------------
[graphic omitted]   FUND FEES & EXPENSES
                    PAGE 4
--------------------------------------------------------------------------------
[graphic omitted]   MANAGEMENT TEAM
                    PAGE 6
--------------------------------------------------------------------------------
[graphic omitted]   FUND SERVICES
                    PAGE 7
--------------------------------------------------------------------------------
[graphic omitted]   FUND PERFORMANCE
                    PAGE 14
--------------------------------------------------------------------------------

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Cash Management Trust - Money Market Series .............................2

--------------------------------------------------------------------------------
FUND FEES & EXPENSES.
--------------------------------------------------------------------------------
Fund Fees & Expenses...........................................................4

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk ...............................................................5

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .............................6

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
It's Easy to Open an Account ..................................................7
Buying Shares .................................................................8
Selling Shares ................................................................9
Selling Shares in Writing ....................................................10
Exchanging Shares ............................................................11
Restrictions on Buying, Selling and Exchanging Shares ........................11
How Fund Shares Are Priced ...................................................12
Dividends and Distributions ..................................................13
Tax Consequences .............................................................13

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Cash Management Trust - Money Market Series ............................14
Glossary of Terms ............................................................15

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] GOALS, STRATEGIES & RISKS    High   X
                  -------------------------        --------- ------ -------
                  NVEST CASH MANAGEMENT TRUST  Med.
                  - MONEY MARKET SERIES            --------- ------ -------
                                               Low             X       X

ADVISER:     Nvest Funds Management, L.P.    TICKER SYMBOL:  CLASS Y
            ("Nvest Management")                             --------
                                                              NEYXX
SUBADVISER:  Back Bay Advisors, L.P.
             ("Back Bay Advisors")

 INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

x   Certificates of deposit

x   Bankers' acceptances or bank notes

x   Securities issued or guaranteed by the U.S. government

x   Commercial paper

x   Repurchase agreements

x   Other corporate debt obligations

x   Cash

   Back Bay Advisors will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY - Each of the Fund's investments has a maturity of 397 days or less and the average portfolio maturity is 90 days or less.

o DIVERSIFICATION - The Fund is diversified which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

INVESTMENT RISKS

MONEY MARKET SECURITIES: Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

    Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

    An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

                                     GOALS, STRATEGIES & RISKS [graphic omitted]
                                     -------------------------

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Cash Management Trust - Money Market Series. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities and their annual returns would differ only to the extent that the classes do not have the same expenses.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

               (TOTAL RETURN)

1989                8.5%
1990                8.3%
1991                7.2%
1992                4.6%
1993                2.8%
1994                2.7%
1995                4.8%
1996                5.0%
1997                4.8%
1998                5.0%

/\ Highest Quarterly Return: Second Quarter 1989, up 2.32%

\/ Lowest Quarterly Return: Third Quarter 1993, up 0.61%

+  The Fund's total return year-to-date as of June 30, 1999 was 4.6%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

 AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended June 30, 1999)                PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Nvest Cash Management Trust - Money Market Series:
Class A (Inception 7/10/78)                              4.6%        4.8%           4.9%

Nvest Cash Management Trust - Money Market Series:
Class B (Inception 9/13/93)                              4.6%        4.8%           4.5%*

Nvest Cash Management Trust - Money Market Series:
Class C (Inception 3/1/98)                               4.6%        4.7%*          4.7%*

*Since Inception

For actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(TM) 24 hours a day at 800-225-5478, press 1.

[graphic omitted]   FUND FEES & EXPENSES
                    --------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                   CASH MANAGEMENT TRUST --
                                                     MONEY MARKET SERIES
                                                         CLASS Y

Maximum sales charge (load) imposed on purchases          None

Maximum deferred sales charge (load)                      None*

Redemption fees                                           None**



* Class Y shares are sold without any sales charge. However, Class Y shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another Nvest Fund. See the section entitled "Exchanging Shares."

** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)

--------------------------------------------------------------------------------
                                                    CASH MANAGEMENT TRUST --
                                                      MONEY MARKET SERIES
                                                            CLASS Y

Management fees                                              0.42%

Distribution and/or service fees                             0.25%

Other expenses                                               0.20%+

Total annual fund operating expenses                         0.87%*

+   Includes a sub-transfer agent fee of 0.10% of average daily net assets.

* Certain investors may purchase Class Y shares through Wrap Fee Programs of certain broker-dealers. Participants in Wrap Fee Programs should contact their broker-dealer for information about any fees associated with their Wrap Fee Program, which are in addition to Fund operating expenses.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o   You invest $10,000 in the Fund for the time periods indicated;

o   Your investment has a 5% return each year; and

o   The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
             CASH MANAGEMENT TRUST --
               MONEY MARKET SERIES
                     CLASS Y

 1 year              $    89
 3 years             $   278
 5 years             $   482
10 years             $ 1,073

                                                                 MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

FOREIGN RISK A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems or investment markets, including investments by a Fund or the economy in general.

[graphic omitted] MANAGEMENT TEAM
                  MEET THE FUND'S INVESTMENT ADVISER
                  AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Cash Management Trust - Money Market Series (the "Fund" and together with Nvest Tax Exempt Money Market Trust the"Money Market Funds"). Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds constitute the "Nvest Funds."

NVEST FUNDS MANAGEMENT, L.P.
Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Back Bay Advisors makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the year ended June 30, 1999, as a percentage of the Fund's average daily net assets, was 0.42%.

SUBADVISER
BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for the Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $9 billion of assets as of September 30, 1999 for mutual funds and other institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine who may purchase Class Y shares: Class Y shares of the Fund may be purchased by the following entities:

A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:


o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

o   SEPARATE ACCOUNTS of New England Financial, MetLife or their affiliates.

o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Fund, Nvest Management or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted.

o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans.

o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

   o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. An annual fee of up to 0.25% of the Fund's Class Y average daily net assets is charged to shareholders purchasing through a service account if they effect transactions through such parties, including New England Securities Corporation, and should contact such parties regarding information regarding such fees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y Shares.

                              NVEST FUNDS WEB SITE

   You may have access to your account 24 hours a day by visiting us online at
                               www.nvestfunds.com

[graphic omitted]   FUND SERVICES
                    -------------
                    BUYING SHARES

OPENING AN ACCOUNT                               ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares" for more details.
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares" for more details.

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company,
  charge you for such a transfer.            ABA# 011000028, DDA# 99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY TELEPHONE
[graphic omitted]
o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;
o   a federal savings bank, cooperative, or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

                                                 FUND SERVICES [graphic omitted]
                                                -------------
                                            EXCHANGING SHARES


In general, you may exchange Class Y shares of the Fund that have not previously been subject to a sales charge or CDSC for shares of any class of a Nvest Fund plus the applicable sales charge or CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). For your Class Y shares of the Fund that have previously been subject to a sales charge or CDSC, you may exchange those shares for Class A shares of a Nvest Fund without paying a sales charge or CDSC (unless you exchanged into the Fund from shares of the Nvest Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other Nvest Fund shares). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:

  RESTRICTION                                   SITUATION
The Fund may suspend the right of           o When the New York Stock Exchange
redemption or postpone payment                is closed (other than a
for more than 7 days:                         weekend/holiday)

                                            o During an emergency

                                            o Any other period permitted by the
                                              SEC

The Fund reserves the right                 o With a notice of a dispute
to suspend account services or                between registered owners
refuse transaction requests:

                                            o With suspicion/evidence of a
                                              fraudulent act

The Fund may pay the redemption price in    o When it is detrimental for the
whole or part by a distribution in kind of    Fund to make cash payments as
readily marketable securities in  lieu of     determined in the sole discretion
cash or may take up to 7 days to pay a        of the adviser or subadviser
redemption request in order to raise
capital:

The Fund may withhold redemption            o When redemptions are made within
proceeds until the check or funds             10 calendar days of purchase by
have cleared:                                 check or ACH of the shares being
                                              redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

[graphic omitted]   FUND SERVICES
                    -------------
                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET          TOTAL VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the New York Stock Exchange (the "Exchange") is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian.

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                   DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than long-term capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of the Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of a Nvest Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders. Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Fund usually does not realize a substantial amount of long-term capital gains. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

An exchange of shares for shares of another Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the Fund may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

[graphic omitted]   FUND PERFORMANCE

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

Nvest Cash Management Trust -- Money Market Series

                                                     CLASS Y

                                        FEBRUARY 27(a)        YEAR ENDED
                                       THROUGH JUNE 30,        JUNE 30,
                                           1998                  1999

Net Asset Value, Beginning of the Year   $    1.00             $    1.00
                                         ---------             ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.0169                0.0448
                                         ---------             ---------
Total From Investment Operations            0.0169                0.0448
                                         ---------             ---------

LESS DISTRIBUTIONS
Dividends From Net Investment Income       (0.0169)(b)           (0.0448)
                                         ---------             ---------
Total Distributions                        (0.0169)              (0.0448)
                                         ---------             ---------
Net Asset Value, End of the Year         $  1.0000             $  1.0000
                                         =========             =========
TOTAL RETURN (%)                               1.7                   4.6

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)(c)                 0.74                  0.82
Ratio of Net Investment Income
 to Average Net Assets (%)(c)                 4.98                  4.44
Net Assets, End of Year (000,000)        $     104             $     147

(a) Commencement of Operations.
(b) Including net realized gain on investments.
(c) Computed on an annualized basis.

                                                               GLOSSARY OF TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

                                     NOTES

                               [graphic omitted]

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

               ANNUAL AND SEMIANNUAL REPORTS -- Provide additional
        information about the Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

              STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides
            more detailed information about the Fund, has been filed
               with the Securities and Exchange Commission and is
                 incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
              Public Reference Room of the Securities and Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                               CLASS Y SHARES OF:
                          NVEST CASH MANAGEMENT TRUST -
                               MONEY MARKET SERIES


                   (Investment Company Act File No. 811-4323)
                    (Investment Company Act File No. 811-242)
--------------------------------------------------------------------------------
                                   YM51 - 0200